Cover	Feb. 14, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2024
Entity File Number	001-41283
Entity Registrant Name	Relativity Acquisition Corp.
Entity Central Index Key	0001860484
Entity Tax Identification Number	86-3244927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o 3753 Howard Hughes Pkwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	888
Local Phone Number	710-4420
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, and one redeemable warrant
Trading Symbol	RACYU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RACY
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	RACYW
Security Exchange Name	NASDAQ